DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS (Details Narrative)	12 Months Ended
	Mar. 31, 2025 $ / shares	Mar. 31, 2025 $ / shares	Feb. 25, 2025 shares	Jun. 27, 2023 $ / shares shares
IfrsStatementLineItems [Line Items]
Exchange rate | $ / shares	$ 1.00
Authorized share capital | shares				50,000,000
Divided shares | shares				50,000,000
Value per share | $ / shares				$ 0.0001
Transferred shares description	On May 14, 2024, Bluemount Group Limited sold and transferred 1,127,505 shares (being 4.9% shareholder) of Bluemount Holdings Limited to Lissington Limited with nil consideration, Yes & Right Investment Limited sold and transferred 1,127,505 shares (being 4.9% shareholding) of Bluemount Holding Limited to Mr. Wei Chieh Huang, with nil consideration and WI Holdings Limited sold and transferred 1,127,505 shares (being 4.9% shareholding) of Bluemount Holdings Limited to Be Good Investment Holdings Limited with nil consideration
Shareholders consideration description	On May 20, 2025, the shareholders proposed to surrender both Class A and Class B Ordinary Shares with a par value of US$0.0001 to the Company with nil consideration. Specifically, Echo International Holdings Group Limited proposed to surrender 3,451,545 Class A Ordinary Shares and 3,750,000 Class B Ordinary Shares; Bluemount Group Limited proposed to surrender 2,594,524 Class A Ordinary Shares and 2,818,873 Class B Ordinary Shares; Yes & Right Investment Limited proposed to surrender 2,436,610 Class A Ordinary Shares and 2,647,304 Class B Ordinary Shares; WI Holdings Limited proposed to surrender 1,331,214 Class A Ordinary Shares and 1,446,324 Class B Ordinary Shares; Be Good Investment Holdings Limited proposed to surrender 563,753 Class A Ordinary Shares and 612,500 Class B Ordinary Shares; Lissington Limited proposed to surrender 563,753 Class A Ordinary Shares and 612,500 Class B Ordinary Shares; and Mr. Wei Chieh Huang proposed to surrender 563,753 Class A Ordinary Shares and 612,500 Class B Ordinary Shares
Class B Ordinary [Member]
IfrsStatementLineItems [Line Items]
Shares issued | shares			25,000,000
Class B Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Per share value | $ / shares		$ 0.0001